Revenue (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue expected to be recognized from remaining performance obligations	¥ 1,228,733	¥ 764,933
Revenue remaining performance obligation	¥ 523,536	¥ 351,937